Discontinued Operations - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 29, 2012 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Sale of railroad construction, repair business and environmental business	$ 3.1